UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zephyr Management, L.P.
Address: 320 Park Avenue

         New York, NY  10022

13F File Number:  28-12598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy S. Kelvin
Title:     Chief Financial Officer
Phone:     212-508-9425

Signature, Place, and Date of Signing:

     //Roy S. Kelvin     New York, NY/USA     January 30, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $87,276 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRCASTLE LTD                  COM              G0129K104      824    31300     None Sole                    31300        0        0
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108      945    26044     None Sole                    26044        0        0
ANNALY CAP MGMT INC            COM              035710409     1189    65375     None Sole                    65375        0        0
ANTHRACITE CAP INC             COM              037023108      741   102400     None Sole                   102400        0        0
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103      857    20000     None Sole                    20000        0        0
BABCOCK & BROWN AIR LTD        SPONSORED ADR    05614P101      538    29525     None Sole                    29525        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201     9010   348400     None Sole                   348400        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102     4395   129200     None Sole                   129200        0        0
BAYTEX ENERGY TR               TRUST UNIT       073176109     1467    76750     None Sole                    76750        0        0
BLACKROCK KELSO CAPITAL CORP   COM              092533108      746    48850     None Sole                    48850        0        0
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107      910    31475     None Sole                    31475        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      939    19000     None Sole                    19000        0        0
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      552    14900     None Sole                    14900        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105      564     9950     None Sole                     9950        0        0
CROSSTEX ENERGY L P            COM              22765U102      580    18700     None Sole                    18700        0        0
DIANA SHIPPING INC             COM              Y2066G104      538    17100     None Sole                    17100        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102     9239   202650     None Sole                   202650        0        0
ENEL SOCIETA PER AZIONI        ADR              29265W108      865    14550     None Sole                    14550        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      618    11462     None Sole                    11462        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     1231    38600     None Sole                    38600        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     3080    80700     None Sole                    80700        0        0
FRONTLINE LTD                  SHS              G3682E127      875    18225     None Sole                    18225        0        0
GABELLI GLB GLD NAT RES & IN   COM SHS BN INT   36244N109      624    21375     None Sole                    21375        0        0
GENCO SHIPPING & TRADING LTD   SHS              Y2685T107      531     9700     None Sole                     9700        0        0
GENESIS LEASE LTD              ADR              37183T107      859    45775     None Sole                    45775        0        0
GERDAU S A                     SPONSORED ADR    373737105     5075   174950     None Sole                   174950        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     9288   374200     None Sole                   374200        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100      940    42475     None Sole                    42475        0        0
GRAMERCY CAP CORP              COM              384871109      562    23100     None Sole                    23100        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    13133   552500     None Sole                   552500        0        0
ISTAR FINL INC                 COM              45031U101      599    23000     None Sole                    23000        0        0
JER INVT TR INC                COM              46614H301      516    47950     None Sole                    47950        0        0
K SEA TRANSN PARTNERS LP       COM              48268Y101      830    23125     None Sole                    23125        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      977    18100     None Sole                    18100        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306      791    56300     None Sole                    56300        0        0
LEGACY RESERVES LP             UNIT LP INT      524707304      837    40425     None Sole                    40425        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      802    18500     None Sole                    18500        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      901    26675     None Sole                    26675        0        0
MFA MTG INVTS INC              COM              55272X102      940   101650     None Sole                   101650        0        0
NORDIC AMERICAN TANKER SHIPP   COM              G65773106      583    17750     None Sole                    17750        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100      831    93150     None Sole                    93150        0        0
OMEGA NAVIGATION ENTERPRISES   CLASS A          Y6476R105      397    25145     None Sole                    25145        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103      844    13775     None Sole                    13775        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      619    11900     None Sole                    11900        0        0
QUEST ENERGY PARTNERS L P      COM UNIT LP IN   74836b209      859    57600     None Sole                    57600        0        0
SHIP FINANCE INTERNATIONAL L   SHS              G81075106      956    34500     None Sole                    34500        0        0
TEEKAY TANKERS LTD             CL A             Y8565N102      881    40025     None Sole                    40025        0        0
TENARIS S A                    SPONSORED ADR    88031M109     2398    53600     None Sole                    53600        0        0